INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Capitalized Software Development and Other Intangible Assets Disclosure [Text Block]
Note 9:-	Intangible Assets, Net

a.	Intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2012	2013
Original amounts:

Capitalized Software costs	$83,225	$68,124
Customer relationship	51,192	39,853
Acquired technology	7,980	3,112
Other intangibles	5,338	5,384

	147,735	116,473
Accumulated amortization:

Capitalized Software costs	49,776	53,899
Customer relationship	17,609	18,950
Acquired technology	1,575	429
Other intangibles	3,515	3,552

	72,475	76,830

Total	$75,260	$39,643

b.	Amortized expenses totaled $ 10,103, $ 20,150 and $ 18,108 for the years ended December 31, 2011, 2012 and 2013, respectively.

c.	Estimated other intangible assets amortization for the years ended:

December 31,

2014	$9,581
2015	8,248
2016	6,700
2017	4,122
2018	3,125
2019 and thereafter	7,866

Total	$39,642